Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2023
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,247	(3,566)	(8,667)	14
Trademarks	1,481	(641)	—	840
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	502,270	(475,937)	(17,033)	9,300
Brand(1)	184,470	(172,110)	(12,360)	—
Strategic business resources(2)	1,456,331	(1,456,331)	—	—
Technology	32,840	(24,226)	(6,214)	2,400
Total	2,279,154	(2,181,536)	(85,064)	12,554

	As of March 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,789	(3,635)	(8,921)	233
Trademarks	1,481	(765)	—	716
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	39,500	(14,562)	(24,938)	—
Technology	9,900	(3,660)	(6,240)	—
Total	153,185	(71,347)	(80,889)	949

(1)
Brand was acquired through the Group’s acquisitions with Aimei and Meiliworks (Note 1(a)).
(2)
Strategic business resources were acquired through a business cooperation agreement the Company entered into with Tencent in July 2018. Pursuant to the agreement, Tencent offered the Company traffic support through Tencent’s online platform and provided the Company certain intellectual property resources to promote and advertise the Company’s products and brands.

Schedule of Amortization Expense

As of March 31, 2024, amortization expense related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2025	238
2026	176
2027	156
2028	127
2029	102
Thereafter	150
949